Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 03, 2021	Apr. 30, 2020
Debt instrument, face amount	$ 26,050		$ 104
Cargill Loan [Member]
Debt instrument, face amount		$ 50,000
Proceeds from Sale of Restricted Investments	16,293
Cargill Loan [Member] | Restricted cash [Member]
Interest Reserve Account	$ 4,416